[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001


Quantitative Equity Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Quantitative Equity Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3
              PERFORMANCE COMPARISON ......................................  6

              QUANTITATIVE EQUITY FUND
                 Statement of Assets and Liabilities ......................  8
                 Statement of Operations ..................................  9
                 Statements of Changes in Net Assets ...................... 10
                 Financial Highlights ..................................... 11
                 Notes to Financial Statements ............................ 13

              QUANTITATIVE EQUITY PORTFOLIO
                 Schedule of Portfolio Investments ........................ 15
                 Statement of Assets and Liabilities ...................... 16
                 Statement of Operations .................................. 17
                 Statements of Changes in Net Assets ...................... 18
                 Financial Highlights ..................................... 19
                 Notes to Financial Statements ............................ 20



                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Quantitative Equity Fund (the 'Fund'), providing a review of the markets, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the
Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The S&P 500 Index declined 6.70% for the six months ended June 30, 2001, but within the semi-annual period saw divergent performance between the first and second quarters.
o During the first quarter, the S&P 500 Index declined 11.86%, as large capitalization equities continued the poor performance seen in 2000.
o Despite three interest rate cuts by the Federal Reserve Board from January through March 2001, the sharp inventory correction in the Information Technology and Telecommunications sectors broadened to impact most industries and many companies' earnings estimates.
o During the second quarter, the S&P 500 Index rose 5.85%, rebounding for the first positive quarterly performance since the first quarter of 2000.
o Equities responded favorably to three additional interest rate cuts from April through June by the Federal Reserve Board. The six interest rate reductions, which as of June 30, totaled 2.75%, qualify as the most concentrated effort to rejuvenate the US economy in the central bank's history.
o Within the large capitalization sector, growth-oriented stocks outperformed value-oriented stocks during the second quarter for the first time since the second quarter of 2000.
o For the semi-annual period overall, large-cap stocks underperformed mid-cap and small-cap stocks, and within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks.

Sector performance was generally negative across the board during the first quarter, but was much more balanced during the second quarter.
o Information Technology and Capital Goods led the decline during the first quarter, but both of these sectors rebounded strongly to produce the best performance of the second quarter.
o Still, throughout the semi-annual period, the worst performing individual stocks in the S&P 500 Index all came from the Information Technology and Telecommunications Services sectors.
o S&P 500 Index additions and deletions were rather moderate with only 15 changes throughout the semi-annual period, following a record number of 58 additions and deletions to the index for the year 2000.

The merger market continued to be a major force in the financial landscape, although a slowing economy, dropping stock prices, regulatory scrutiny and overcapacity in certain previously dominant sectors slowed volume through the first half of 2001.
o For the first six months of 2001, the volume of announced merger and acquisition activity declined to $906.1 billion, compared to over $1.94 trillion worldwide and $380.1 billion, compared to over $886 billion for US at the midway point last year.
o Another sign of tepid US merger and acquisition activity was that through June 2001, no single month registered more than $100 billion in deal value--the longest period of sub--$100 billion monthly US volume since early 1997.
o Foreign acquisitions of US firms also declined during the semi-annual period, as both overseas and US potential acquirers appeared temporarily sidelined, awaiting improved economic and equity conditions before renewing a buying spree.
o Telecommunications and Media acquisitions slowed most dramatically, while Financial Services and Energy deals moved to the forefront during the first half of the year.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
The Fund seeks a total return greater than that of the S&P 500 Index by following a quantitative strategy that integrates an exposure to the S&P 500 Index with investments in the stocks of acquisition targets. To pursue its goal of tracking the S&P 500 Index, the Fund invests in derivatives and common stocks of S&P 500 Index companies. To seek returns in excess of the S&P 500 Index, the Fund buys shares of companies that are acquisition targets based on specific events that trigger a merger arbitrage opportunity. The goal is to capture the difference between the target's post-bid share price and the target's expected fixed payout. These investments are made based on our own proprietary quantitative models. These shares are sold when the acquisition is consummated or the transaction is abandoned.

During a challenging period, the Fund closely tracked the performance of the S&P 500 Index. The Fund's performance was primarily fueled by the numerous deals closed. The following is a list of merger deals that the Fund invested in during the six months ended June 30, 2001, all of which were completed successfully.

 CLOSED DEALS FROM
 JANUARY 1, 2001--JUNE 30, 2001
--------------------------------------------------------------------------------
 Acnielson by VNU NV
 Agribrands by Cargill Inc.
 Avis Group by Cendant
 Block Drug by GlaxoSmithKline
 Efficient Networks by Siemens
 Johns Manville by
   Berkshire Hathaway
 Keebler Foods by
   Kellogg
 Litton Industries by
   Northrop Grumman
 Objective Systems
   Integrator by Agilent
 Rollins Truck Leasing by
   Penske Truck Leasing

The Fund maintained its strict criteria in its disciplined merger arbitrage investment approach. For example, the Fund:

o purchases only the stock of an announced target company

                                               CUMULATIVE        AVERAGE ANNUAL
                                            TOTAL RETURNS         TOTAL RETURNS
   Periods Ended              6 Months  1 Year      Since   1 Year        Since
   June 30, 2001                                Inception             Inception
-------------------------------------------------------------------------------
 Quantitative Equity Fund
   Investment Class 1
       (inception 3/31/99)     (7.00)% (11.56)%    9.93%   (11.56)%     4.30%
   Institutional Class 1
       (inception 12/31/99)    (6.99)% (11.39)%  (11.17)%  (11.39)%    (7.61)%
-------------------------------------------------------------------------------
 S&P 500 Index 2               (6.70)% (14.83)%   (2.22)%4 (14.83)%    (0.99)%4
-------------------------------------------------------------------------------
 Lipper Large Cap Core
       Funds Average 3         (8.55)% (15.62)%   (1.83)%4 (15.62)%    (0.93)%4
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2 'S&P 500(R)' is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges. On March 31, 2001, Lipper reclassified the Fund from the Lipper Multi Cap Core Funds category to the Lipper Mid Cap Value Funds category. On April 30, 2001, Lipper reclassified the Fund from the Lipper Mid Cap Value Funds category to the Lipper Large Cap Core Funds category.
4 Since Inception benchmark returns are for comparative purposes relative to
  Investment Class Shares and are for the period beginning March 31, 1999.
5 Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Mergers and acquisition transactions may be renegotiated, terminated or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o invests in merger deals that are generally made with financing of at least 50% cash
o usually invests in acquisition targets with a minimum market capitalization of $500 million, although shares of smaller companies may be purchased.

MANAGER OUTLOOK
In our view, equity markets must still contend with a weak near-term profit outlook, as sluggish economic growth and narrowing corporate profit margins continue to weigh heavily on companies' bottom lines. We believe that conditions should start to improve for the equity markets as the economy rebounds, but nothing like the utopia that propelled equity returns in the late 1990s is apt to reemerge. Indeed, if the US is unable to return fully to the elevated growth rates of recent years, the revival in the equity markets could be limited to historically trend-like gains. It should be noted that these gains have still outperformed those of bonds, savings equivalents and inflation over the long term--not without interruption or greater risks to one's portfolio to be sure, but have produced the best returns over time nonetheless.

As of June 30, 2001, the Fund had invested in four still-open merger deals. These are Harcourt General by Reed International, Minimed by Medtronics, Ralston Purina by Nestle and Structural Dynamics Research by Electronic Data Systems. We believe that the environment for selected, carefully researched mergers remains positive and that the Fund's opportunities to seek risk-adjusted returns greater than that of the S&P 500 Index will continue.

We appreciate your ongoing support of Quantitative Equity Fund and look forward to serving your investment needs in the years ahead.

/S/ MANISH KESHIVE
Manish Keshive
Portfolio Manager of the
QUANTITATIVE EQUITY PORTFOLIO
June 30, 2001

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Quantitative Equity Fund--Investment Class, S&P 500 Index and Lipper Large Cap Core Funds Average
Growth of a $10,000 Investment (since March 31, 1999)2

         Quantitative Equity Fund--                    Lipper Large Cap
             Investment Class      S&P 500 Index      Core Funds Average
3/31/99          10,000               10,000                10,000
4/30/99          10,710               10,387                10,357
5/31/99          10,640               10,142                10,128
6/30/99          11,390               10,705                10,677
7/31/99          11,050               10,371                10,369
8/31/99          10,930               10,320                10,251
9/30/99          10,680               10,037                 9,988
10/31/99         11,500               10,673                10,583
11/30/99         11,700               10,891                10,828
12/31/99         12,399               11,531                11,505
1/31/00          11,745               10,952                10,992
2/29/00          11,581               10,745                10,965
3/31/00          12,768               11,796                11,913
4/30/00          12,440               11,441                11,548
5/31/00          12,236               11,206                11,278
6/30/00          12,430               11,483                11,593
7/31/00          12,174               11,304                11,422
8/31/00          13,259               12,006                12,177
9/30/00          12,532               11,372                11,557
10/31/00         12,471               11,324                11,467
11/30/00         11,468               10,432                10,570
12/31/00         11,821               10,480                10,712
1/31/01          12,261               10,851                10,944
2/28/01          11,133                9,862                10,006
3/31/01          10,445                9,237                 9,354
4/30/01          11,187                9,955                10,059
5/31/01          11,294               10,022                10,113
6/30/01          10,993                9,778                 9,817

                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                            1 Year      Since
   June 30, 2001                                                    3/31/99 2
--------------------------------------------------------------------------------
 Quantitative Equity Fund--Investment Class                (11.56)%     4.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2 The Investment Class' inception date.
3 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. On March 31, 2001, Lipper reclassified the Fund from the Lipper Multi Cap Core Funds category to the Lipper Mid Cap Value Funds category. On April 30, 2001, Lipper reclassified the Fund from the Lipper Mid Cap Value Funds category to the Lipper Large Cap Core Funds category.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Quantitative Equity Fund--Institutional Class, S&P 500 Index and Lipper Large Cap Core Funds Average
Growth of a $250,000 Investment (since December 31, 1999)2

         Quantitative Equity Fund--                      Lipper Large Cap
            Institutional Class      S&P 500 Index      Core Funds Average
12/31/99         250,000                250,000              25,0000
1/31/00          236,800                237,450              23,8935
2/29/00          233,300                232,962              23,8029
3/31/00          257,225                255,746              25,8639
4/30/00          250,825                248,048              25,0749
5/31/00          246,700                242,963              24,5010
6/30/00          250,625                248,964              25,1779
7/31/00          245,675                245,080              24,8046
8/31/00          267,525                260,300              26,4344
9/30/00          252,900                246,556              25,1019
10/31/00         251,650                245,520              24,9131
11/30/00         231,425                226,173              22,9649
12/31/00         238,750                227,250              23,2679
1/31/01          247,425                235,300              23,7688
2/28/01          224,675                213,850              21,7382
3/31/01          210,800                200,300              20,3248
4/30/01          225,750                215,875              21,8533
5/31/01          228,125                217,300              21,9642
6/30/01          222,075                212,025              21,2600

                                                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                            1 Year       Since
   June 30, 2001                                                    12/31/99 2

--------------------------------------------------------------------------------
 Quantitative Equity Fund--Institutional Class             (11.39)%    (7.61)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2 The Institutional Class' inception date.
3 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. On March 31, 2001, Lipper reclassified the Fund from the Lipper Multi Cap Core Funds category to the Lipper Mid Cap Value Funds category. On April 30, 2001, Lipper reclassified the Fund from the Lipper Mid Cap Value Funds category to the Lipper Large Cap Core Funds category.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                          JUNE 30, 2001
ASSETS
   Investment in Quantitative Equity Portfolio, at value ................  $  9,392,030
   Due from administrator ...............................................       113,237
   Prepaid expenses and other ...........................................        23,596
   Receivable for capital shares sold ...................................         7,070
                                                                           ------------
Total assets ............................................................     9,535,933
                                                                           ------------
LIABILITIES
   Accrued expenses and other ...........................................         9,299
   Payable for capital shares redeemed ..................................           101
                                                                           ------------
Total liabilities .......................................................         9,400
                                                                           ------------
NET ASSETS ..............................................................  $  9,526,533
                                                                           ------------
                                                                           ------------
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................  $ 10,395,836
   Undistributed net investment income ..................................       109,670
   Accumulated net realized loss from investment and futures transactions      (723,733)
   Net unrealized depreciation on investments and futures contracts .....      (255,240)
                                                                           ============
NET ASSETS ..............................................................  $  9,526,533
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Investment Class 1                                                      $      10.23
                                                                           ============
   Institutional Class 2                                                   $      10.25
                                                                           ============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $7,123,483 and 696,056 shares outstanding at June 30, 2001 and 0.001 par value, unlimited number of shares authorized).
2 Net asset value, redemption price and offering price per share (based on net assets of $2,403,050 and 234,345 shares outstanding at June 30, 2001 and 0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                               FOR THE SIX MONTHS ENDED
                                                         JUNE 30, 2001

INVESTMENT INCOME
   Income allocated from Quantitative Equity Portfolio, net  $  87,460
                                                             ---------
EXPENSES
   Professional fees ......................................     21,941
   Registration fees ......................................     15,211
   Printing and shareholder reports .......................     13,580
   Trustees fees ..........................................      5,320
   Administration and services fees .......................      1,830
   Miscellaneous ..........................................        106
                                                             ---------
Total expenses ............................................     57,988
Less: fee waivers and/or expense reimbursements ...........    (47,878)
                                                             ---------
Net expenses ..............................................     10,110
                                                             ---------
NET INVESTMENT INCOME .....................................     77,350
                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ..............................    147,387
     Futures transactions .................................   (686,657)
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts .................    (35,356)
                                                             ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FUTURES CONTRACTS ..................................   (574,626)
                                                             ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS ................  $(497,276)
                                                             =========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE SIX              FOR THE
                                                           MONTHS ENDED           YEAR ENDED
                                                        JUNE 30, 2001 1  DECEMBER 31, 2000 2
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................  $    77,350         $    74,827
   Net realized loss from investment and
     futures transactions ................................     (539,270)            (66,857)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ...................      (35,356)           (341,316)
                                                            -----------         -----------
Net decrease in net assets from operations ...............     (497,276)           (333,346)
                                                            -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Investment Class ....................................         --               (35,310)
     Institutional Class .................................         --                (3,854)
   Net realized gain from investment transactions
     Investment Class ....................................         --              (237,210)
     Institutional Class .................................         --               (27,687)
                                                            -----------         -----------
Total distributions ......................................         --              (304,061)
                                                            -----------         -----------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Investment Class ..........    2,024,458           2,885,951
   Net increase resulting from Institutional Class .......    1,791,809             645,560
                                                            -----------         -----------
Net increase in net assets from capital share transactions    3,816,267           3,531,511
                                                            -----------         -----------
TOTAL INCREASE IN NET ASSETS .............................    3,318,991           2,894,104
NET ASSETS
   Beginning of period ...................................    6,207,542           3,313,438
                                                            -----------         -----------
   End of period (including undistributed net investment
     income of $109,670 and $32,320, respectively) .......  $ 9,526,533         $ 6,207,542
                                                            ===========         ===========

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INVESTMENT CLASS                                                                                    FOR THE PERIOD
                                                       FOR THE SIX                  FOR THE         MARCH 31, 1999 3
                                                      MONTHS ENDED               YEAR ENDED                 THROUGH
                                                   JUNE 30, 2001 1      DECEMBER 31, 2000 2        DECEMBER 31, 1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....................  $11.00                   $12.12                   $10.00
                                                            ------                   ------                   ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income .................................    0.14 4                   0.21 4                   0.11
   Net realized and unrealized gain (loss) on
     investments and futures contracts ...................   (0.91)                   (0.77)                    2.29
                                                            ------                   ------                   ------
TOTAL FROM INVESTMENT OPERATIONS .........................   (0.77)                   (0.56)                    2.40
                                                            ------                   ------                   ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................      --                    (0.07)                   (0.11)
   Net realized gain from investment and
     futures transactions ................................      --                    (0.49)                   (0.17)
                                                            ------                   ------                   ------
TOTAL DISTRIBUTIONS ......................................      --                    (0.56)                   (0.28)
                                                            ------                   ------                   ------
NET ASSET VALUE, END OF PERIOD ...........................  $10.23                   $11.00                   $12.12
                                                            ======                   ======                   ======
TOTAL INVESTMENT RETURN ..................................   (7.00)%                  (4.67)%                  23.99%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..............  $7,123                   $5,597                   $3,303
   Ratios to average net assets:
     Net investment income ...............................    1.92%5                   1.90%                    2.39%5
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Quantitative Equity Portfolio .............    0.90%5                   0.90%                    0.90%5
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Quantitative Equity Portfolio .............    4.34%5                   4.14%                   11.84%5
     Portfolio turnover of the
        Quantitative Equity Fund .........................      --                       --                      409%

--------------------------------------------------------------------------------
1 Unaudited.
2 The Fund's structure was changed from a stand-alone structure to a master-feeder structure on January 1, 2000.
3 Commencement of operations.
4 Net investment income per share was calculated using the average shares method.
5 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS 1                                                     FOR THE SIX                   FOR THE
                                                                          MONTHS ENDED                YEAR ENDED
                                                                       JUNE 30, 2001 2         DECEMBER 31, 2000
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........................................  $11.02                    $12.12
                                                                                ------                    ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................................................    0.18 3                    0.34 3
   Net realized and unrealized loss on investments and
     futures contracts .......................................................   (0.95)                    (0.88)
                                                                                ------                    ------
TOTAL FROM INVESTMENT OPERATIONS .............................................   (0.77)                    (0.54)
                                                                                ------                    ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................................................      --                     (0.07)
   Net realized gain from investment and futures transactions ................      --                     (0.49)
                                                                                ------                    ------
TOTAL DISTRIBUTIONS ..........................................................      --                     (0.56)
                                                                                ------                    ------
NET ASSET VALUE, END OF PERIOD ...............................................  $10.25                    $11.02
                                                                                ======                    ======
TOTAL INVESTMENT RETURN ......................................................   (6.99)%                   (4.50)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..................................  $2,403                      $610
   Ratios to average net assets:
     Net investment income ...................................................    2.08%4                    2.83%
     Expenses after waivers and/or reimbursements,
        including expenses of the Quantitative Equity Portfolio ..............    0.75%4                    0.75%
     Expenses before waivers and/or reimbursements,
        including expenses of the Quantitative Equity Portfolio ..............    4.19%4                    3.98%

--------------------------------------------------------------------------------
1 The Institutional Class began operations on December 31, 1999.
2 Unaudited.
3 Net investment income per share was calculated using the average shares method.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. Quantitative Equity Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on March 31, 1999.

The Fund offers two classes of shares to investors: the Investment Class and the Institutional Class. The Investment Class began operations on March 31, 1999. The Institutional Class began operations on December 31, 1999. Both classes of shares have identical rights to earnings, assets, and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting it.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Quantitative Equity Fund (the 'Fund'), a series of BT Investment Funds. The Fund is an open-end management investment company registered under the Act. The value of the Fund's investment in the Fund reflects the Fund's proportionate interest in the net assets of the Fund, which was approximately 100% at June 30, 2001.

The financial statements of the Fund, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Fund. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Fund are allocated pro rata among the investors in the Fund at the time of such determination. Net investment income and realized and unrealized gains and losses are allocated daily to each class of shares based upon its relative proportion of net assets.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends at least annually to shareholders from net investment income. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds and each of its classes. Expenses directly attributable to each fund or class are charged to that fund or class, while expenses that are attributable to the Trust or the Fund are allocated among the funds in the Trust or the classes in the Fund, respectively, based on relative net assets.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Quantitative Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
During the period, the Fund had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., ('ICCC') an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.55% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of each Class of Shares, through April 30, 2002, to the extent necessary, to limit all expenses as follows: Investment Class to 0.30% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.90% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class to 0.15% of the average daily net assets of the Class, excluding expenses of the Portfolio, and 0.75% of the average daily net assets of the Class, including expenses of the Portfolio.

NOTE 3--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                                               Investment Class Shares
              --------------------------------------------------------
                For the Six Months Ended            For the Year Ended
                         June 30, 2001 1             December 31, 2000
              --------------------------    --------------------------
                  Shares          Amount       Shares           Amount
               ---------      ----------    ---------       ----------
Sold             213,843      $2,308,489      458,783      $ 5,553,565
Reinvested            --              --       20,575          230,449
Redeemed         (26,456)       (284,031)    (243,164)      (2,898,063)
                 -------      ----------     --------      -----------
Net increase     187,387      $2,024,458      236,194      $ 2,885,951
                 =======      ==========     ========      ===========

                             Institutional Class Shares
              --------------------------------------------------------
                For the Six Months Ended            For the Year Ended
                         June 30, 2001 1             December 31, 2000
              --------------------------    --------------------------
                  Shares          Amount       Shares           Amount
               ---------      ----------    ---------       ----------
Sold             198,775      $2,006,304      233,763      $ 2,836,579
Reinvested            --              --        2,470           27,686
Redeemed         (19,829)       (214,495)    (181,659)      (2,218,705)
                 -------      ----------     --------      -----------
Net increase     178,946      $1,791,809       54,574      $   645,560
                 =======      ==========     ========      ===========

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--CAPITAL LOSSES
At June 30, 2001 capital loss carryforwards available as a reduction against future net realized capital gains consisted of $42,799 which will expire in December 2008.

--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)

     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCK--20.86%
      9,500   Harcourt General, Inc. .......   552,805
      7,800   MiniMed, Inc.1 ...............   374,400
     21,400   Ralston Purina Co. ...........   642,428
     15,900   Structural Dynamics
                Research Corp.1 ............   389,550
                                            ----------
TOTAL COMMON STOCK
   (Cost $1,951,156) ....................... 1,959,183
                                            ----------
              S&P TRUST SHARES--15.89%
      6,000   iShares S&P 500 / BARRA Growth
               Index Fund ..................   367,740
      6,000   iShares S&P 500 / BARRA Value
               Index Fund ..................   370,920
      3,075   iShares Trust S&P 500 ........   377,272
      3,075   S&P 500 Depository Receipt ...   376,995
                                            ----------
TOTAL S&P TRUST SHARES
   (Cost $1,551,790) ....................... 1,492,927
                                            ----------

  PRINCIPAL
    AMOUNT/
     SHARES   DESCRIPTION                        VALUE
--------------------------------------------------------------------------------
              US TREASURY BILLS--51.70%
 $  470,000   US Treasury Bill, 3.44%,
                7/19/01 2 ..................   469,184
  4,400,000   US Treasury Bill, 3.46%,
                8/2/01 2 ................... 4,386,400
                                            ----------
TOTAL US TREASURY BILLS
   (Cost $4,855,584) ....................... 4,855,584
                                            ----------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $8,358,530) ....................... 8,307,694
                                            ----------
              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT-TERM INSTRUMENTS--11.64%
  1,093,111   Cash Management Fund
               Institutional ............... 1,093,111
                                            ----------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $1,093,111) ....................... 1,093,111
                                            ----------
TOTAL INVESTMENTS
   (Cost $9,451,641) ............. 100.09%  $9,400,805

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..................  (0.09)      (8,747)
                                   ------   ----------
NET ASSETS ....................... 100.00%  $9,392,058
                                   ======   ==========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                             JUNE 30, 2001
ASSETS
   Investment in unaffiliated issuers, at value (cost $8,358,530) ...........  $ 8,307,694
   Investments in affiliated investment companies, at value (cost $1,093,111)    1,093,111
                                                                               -----------
Total investments, at value .................................................    9,400,805
   Variation margin receivable ..............................................       30,321
   Dividends and interest receivable ........................................        3,083
   Receivable for shares of beneficial interest subscribed ..................        1,410
                                                                               -----------
Total assets ................................................................    9,435,619
                                                                               -----------
LIABILITIES
   Accrued expenses and other ...............................................       40,617
   Due to advisor ...........................................................        2,944
                                                                               -----------
Total liabilities ...........................................................       43,561
                                                                               -----------
NET ASSETS ..................................................................  $ 9,392,058
                                                                               ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................  $ 9,647,298
   Net unrealized depreciation on investments and futures contracts .........     (255,240)
                                                                               -----------
NET ASSETS ..................................................................  $ 9,392,058
                                                                               ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                           FOR THE SIX MONTHS ENDED
                                                                      JUNE 30, 2001
INVESTMENT INCOME
   Dividends from unaffiliated issuers .................................  $  12,211
   Dividends from affiliated investment companies ......................     33,560
   Interest ............................................................     66,099
                                                                          ---------
Total investment income ................................................    111,870
                                                                          ---------
EXPENSES
   Professional fees ...................................................     21,580
   Advisory fees .......................................................     19,668
   Trustees fees .......................................................      4,597
   Administration and services fees ....................................      1,967
   Miscellaneous .......................................................      1,899
                                                                          ---------
Total expenses .........................................................     49,711
Less: fee waivers and/or expense reimbursements ........................    (25,301)
                                                                          ---------
Net expenses ...........................................................     24,410
                                                                          ---------
NET INVESTMENT INCOME ..................................................     87,460
                                                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ......................    147,387
   Net realized loss from futures transactions .........................   (686,657)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .............................................    (35,356)
                                                                          ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ..   (574,626)
                                                                          ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS .............................  $(487,166)
                                                                          =========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX              FOR THE
                                                             MONTHS ENDED            YEAR ENDED
                                                          JUNE 30, 2001 1   DECEMBER 31, 2000 2
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...................................  $    87,460           $    83,926
   Net realized loss from investment and future transactions     (539,270)              (66,857)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .....................      (35,356)             (341,316)
                                                              -----------           -----------
Net decrease in net assets from operations .................     (487,166)             (324,247)
                                                              -----------           -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ..........................    4,310,656             7,071,555
   Value of capital withdrawn ..............................     (575,396)             (603,344)
                                                              -----------           -----------
Net increase in net assets from capital transactions
   in shares of beneficial interest ........................    3,735,260             6,468,211
                                                              -----------           -----------
TOTAL INCREASE IN NET ASSETS ...............................    3,248,094             6,143,964
NET ASSETS
   Beginning of period .....................................    6,143,964                    --
                                                              -----------           -----------
   End of period ...........................................  $ 9,392,058           $ 6,143,964
                                                              ===========           ===========

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations was January 1, 2000.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                          FOR THE SIX               FOR THE
                                         MONTHS ENDED            YEAR ENDED
                                      JUNE 30, 2001 1   DECEMBER 31, 2000 2
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                            $9,392                $6,144
   Ratios to average net assets:
     Net investment income                       2.23%3                2.42%
     Expenses after waivers
        and/or reimbursements                    0.60%3                0.60%
     Expenses before waivers
        and/or reimbursements                    1.25%3                1.65%
   Portfolio turnover rate                        133%                  451%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations was January 1, 2000.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Quantitative Equity Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. BT Investment Portfolios was organized on February 28, 1992, as a business trust under the laws of the State of New York. The Portfolio began operations on January 1, 2000.

B. VALUATION OF SECURITIES
Securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Short-term investments are valued at amortized cost which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not, in the opinion of DeAM, Inc., reflect market value are valued by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.50% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

-------------------------------------------------------------------------------

Quantitative Equity Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by DeAM, Inc. Prior to May 1, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

For the six months ended June 30, 2001, affiliates of Deutsche Bank AG received $4,884 in brokerage commissions from the Portfolio as a result of executing agency transactions in portfolio securities.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were $4,927,307 and $4,936,798, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $9,451,641. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $43,686 and the aggregate gross unrealized depreciation for all investments was $94,522.

NOTE 5--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2001 is as follows:

Type of                                                   Market     Unrealized
Future            Expiration   Contracts   Position        Value   Depreciation
------            ----------   ---------   --------       ------   ------------
S&P 500 Index          Sept.
  Futures               2001          24       Long   $7,390,200      $(191,882)
S&P 500 Index          Sept.
  Mini Futures          2001           9       Long      554,265        (12,522)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2001, the Portfolio segregated securities with a value of approximately $4,855,584 to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                PO BOX 219210
                                KANSAS CITY, MO 64121-9210
or call toll-free:              1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Quantitative Equity Fund--Investment Class                 CUSIP #s: 055922652
Quantitative Equity Fund--Institutional Class                        055922645
                                                           QEFSA (8/01)

Distributed by:
ICC Distributors, Inc.